Financial assets and liabilities - Loans, borrowings and debentures - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 6,930,423	R$ 5,553,645
Unused line of credit	R$ 1,133,276	1,510,231
Moove [member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	3.90%
Balance of bank guarantees contracted	R$ 0	16,061
Secured Borrowings [Member] | Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	2,563,286	R$ 2,655,231
Secured Borrowings [Member] | Rumo S.A. [member] | Fixed assets [member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 1,390,404
Secured Borrowings [Member] | Rumo S.A. [member] | Weighted average
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	0.56%